Subsequent Events (Details Narrative)	2 Months Ended		3 Months Ended			12 Months Ended
	May 31, 2022 USD ($) shares $ / shares	May 31, 2022 CAD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued			2,000,000	2,000,000	1,416,667
Number of share options exercised in share-based payment arrangement			50,000	50,000		3,910,000
Exercise price, share options granted | $ / shares					$ 0.24
Proceeds from exercise of warrants | $			$ 11,664		$ 330,460
Proceeds from exercise of options			$ 3,997	$ 5,000	$ 27,357
Warrant One [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	196,250	196,250
Number of share options exercised in share-based payment arrangement	146,250	146,250
Options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement	50,000	50,000
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	50,000	50,000
Number of share options exercised in share-based payment arrangement	50,000	50,000
Exercise price, share options granted | $ / shares	$ 0.08
Proceeds from exercise of warrants | $	$ 4,000
Options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	70,000	70,000
Number of share options exercised in share-based payment arrangement	70,000	70,000
Proceeds from exercise of options	$ 5,597	$ 7,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement					4,476,667
Exercise price, share options granted | (per share)	$ 0.08	$ 0.10
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	200,000	200,000
Number of share options exercised in share-based payment arrangement	200,000	200,000
Exercise price, share options granted | (per share)	$ 0.08	$ 0.10
Proceeds from exercise of warrants	$ 15,991	$ 20,000